Business segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Business Segment Information Details 1
Hong Kong	$ 1,159	$ 1,194
The PRC	10,558	11,290
Total property, plant and equipment	$ 11,717	$ 12,484